INCOME TAXES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Valuation allowance	$ 2,274	$ 2,046	$ 2,009